Financial Instruments and Fair Value Measurements - Consolidated Balance Sheets (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Derivative Instruments Not Designated as Hedging Instruments
Interest rate swaps, assets	$ 380	$ 11,086
Interest rate swaps, liabilities	8,819	40,867
Total derivatives assets	380	11,086
Total derivatives liabilities	8,819	40,867
Financial instruments - current assets
Derivative Instruments Not Designated as Hedging Instruments
Interest rate swaps, assets	0	0
Financial instruments - non-current assets
Derivative Instruments Not Designated as Hedging Instruments
Interest rate swaps, assets	380	11,086
Financial instruments - current liabilities
Derivative Instruments Not Designated as Hedging Instruments
Interest rate swaps, liabilities	8,757	30,447
Financial instruments - non-current liabilities
Derivative Instruments Not Designated as Hedging Instruments
Interest rate swaps, liabilities	$ 62	$ 10,420